UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09157
Eaton Vance California Municipal Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

California Municipal Income Trust	as of August 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.3%

Principal Amount (000’s omitted)	Security	Value

Education — 7.0%
1,000	California Educational Facilities Authority, (Dominican University), 5.75%, 12/1/30	1,033,120
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	505,820
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,985,734
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,071,160
		$7,595,834

Escrowed / Prerefunded — 1.1%
2,425	Foothill/Eastern Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/20	1,190,360
		$1,190,360

General Obligations — 6.5%
2,200	California, 5.00%, 2/1/21	2,295,876
1,100	California, 5.25%, 4/1/30	1,131,460
3,500	California, 5.50%, 11/1/33	3,704,995
		$7,132,331

Hospital — 15.2%
2,000	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 6.25%, 12/1/34	2,146,080
750	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	768,007
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,685,986
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,787,240
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,556,160

1,500	Duarte, COP, (City of Hope), 5.25%, 4/1/24	1,466,730
1,000	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,051,770
2,000	Tahoe Forest Hospital District, 5.85%, 7/1/22	2,035,600
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,062,780
2,000	Washington Township, Health Care District, 5.25%, 7/1/29	2,034,860
		$16,595,213

Housing — 2.4%
1,000	California Statewide Communities Development Authority, (Corporate Fund for Housing), 6.50%, 12/1/29	998,020
500	California Statewide Communities Development Authority, (Corporate Fund for Housing), 7.25%, 12/1/34	495,980
778	Commerce, (Hermitage III Senior Apartments), (AMT), 6.50%, 12/1/29	719,018
444	Commerce, (Hermitage III Senior Apartments), (AMT), 6.85%, 12/1/29	407,474
		$2,620,492

Industrial Development Revenue — 1.2%
1,250	California Pollution Control Financing Authority, (Mobil Oil Corp.), (AMT), 5.50%, 12/1/29	1,321,150
		$1,321,150

Insured-Education — 5.9%
3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	3,390,336
3,000	California University, (AMBAC), 5.00%, 11/1/33	3,051,090
		$6,441,426

Insured-Electric Utilities — 11.0%
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	3,423,582
2,500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	2,709,800
665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7/1/29 (1) (2)	762,216
4,000	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7/1/29 (2) (3)	4,389,840

500	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 7/1/16 (1) (2)	754,415
		$12,039,853

Insured-Escrowed/Prerefunded — 4.5%
5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	1,728,451
3,000	Metropolitan Water District, (Southern California Waterworks), (MBIA), Prerefunded to 1/1/07, 5.00%, 7/1/27	3,224,400
		$4,952,851

Insured-General Obligations — 29.4%
3,650	Burbank Unified School District, (FGIC), 0.00%, 8/1/18	1,923,842
1,650	California RITES, (AMBAC), Variable Rate, 5/1/26 (1) (2)	2,081,986
1,600	California, (AMBAC), 5.00%, 2/1/28	1,680,960
6,425	Foothill-De Anza Community College District, (MBIA), 0.00%, 8/1/20	2,994,628
3,000	Foothill-De Anza Community College District, (MBIA), 0.00%, 8/1/21	1,315,740
3,750	Los Angeles Unified School District, (FGIC), 5.375%, 7/1/25	3,939,037
5,000	Murrieta Valley Unified School District, (FGIC), 0.00%, 9/1/20	2,320,800
2,500	Puerto Rico, (FSA), Variable Rate, 7/1/27 (1) (2)	3,224,300
1,600	San Diego Unified School District, (MBIA), Variable Rate, 7/1/24 (1) (2) (4)	2,317,744
9,635	San Ramon Valley Unified School District, (FGIC), 0.00%, 7/1/18 (5)	5,097,975
3,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	3,074,160
4,500	Ukiah Unified School District, (FGIC), 0.00%, 8/1/20	2,097,090
		$32,068,262

Insured-Hospital — 4.5%
3,200	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29 (6)	3,323,200
1,245	California Statewide Communities Development Authority, (Sutter Health), Residual Certificates, (FSA), Variable Rate, 8/15/27 (1) (2)	1,596,040
		$4,919,240

Insured-Lease Revenue / Certificates of Participation — 7.4%
9,000	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/17	4,973,310
11,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/28	3,130,990
		$8,104,300

Insured-Special Tax Revenue — 1.2%
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/28 (2) (3)	260,993
945	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/28 (1) (2)	1,007,332
		$1,268,325

Insured-Transportation — 14.5%
2,500	Los Angeles County Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	2,599,400
2,300	Port Oakland, (MBIA), (AMT), 5.375%, 11/1/25	2,373,945
2,515	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 7/1/28 (1) (2)	2,694,546
1,750	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,761,375
6,000	San Francisco, (Bay Area Rapid Transportation District), (FGIC), 5.50%, 7/1/34	6,428,580
		$15,857,846

Insured-Water and Sewer — 12.1%
5,000	Contra Costa County, Water District, (MBIA), 5.00%, 10/1/24	5,051,450
6,250	East Bay Municipal Utilities District Water System, (MBIA), 5.00%, 6/1/38	6,322,688
4,850	Santa Rosa Wastewater, (AMBAC), 0.00%, 9/1/23	1,864,631
		$13,238,769

Lease Revenue/Certificates of Participation — 6.4%
4,000	Sacramento City, Financing Authority, 5.40%, 11/1/20	4,444,760
2,500	San Diego County, Certificates of Participation, 5.375%, 10/1/41	2,563,175
		$7,007,935

Other Revenue — 1.4%
1,500	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	1,530,645
		$1,530,645

Special Tax Revenue — 21.6%
1,500	Bonita Canyon Public Facilities Financing Authority, 5.375%, 9/1/28	1,501,950
1,600	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	1,648,384
1,750	Capistrano Unified School District, 5.75%, 9/1/29	1,778,683
1,665	Corona, Public Financing Authority, 5.80%, 9/1/20	1,670,162
1,000	Corona-Norco Unified School District Public Financing Authority, 6.125%, 9/1/31	1,020,210
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,626,729
1,360	Lincoln Public Financing Authority, Improvement Bond Act of 1915 (Twelve Bridges), 6.20%, 9/2/25	1,432,379
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	425,426
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	757,913
750	Murrieta Valley Unified School District, 6.20%, 9/1/35	774,188
2,465	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,617,830
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,044,979
700	Rancho Cucamonga Public Financing Authority, 6.00%, 9/2/20	736,078
1,245	Roseville Special Tax, 6.30%, 9/1/25	1,325,527
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,377,457
1,500	Santa Margarita Water District, 6.20%, 9/1/20	1,578,900
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	256,225
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	508,855
500	Turlock Public Financing Authority, 5.45%, 9/1/24	507,990

1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,031,420
		$23,621,285

Transportation — 1.0%
1,170	Port Redwood City, (AMT), 5.125%, 6/1/30	1,132,537
		$1,132,537

Total Tax-Exempt Investments — 154.3% (identified cost $158,146,110)		$168,638,654

Other Assets, Less Liabilities — (0.3)%		$(356,847)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.0)%		$(59,006,789)
Net Assets Applicable to Common Shares— 100.0%		$109,275,018

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at August 31, 2004, 58.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.5% to 23.9% of total investments.

(1)	Security has been issued as a leveraged inverse floater bond.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2004, the aggregate value of the securities is $19,089,412 or 17.5% of the Trust’s net assets.

(3)	Security has been issued as an inverse floater bond.
(4)	When-issued security.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.

A summary of financial instruments at August 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	375 U.S. Treasury Bond	Short	$(41,473,993)	$(41,742,188)	$(268,195)

At August 31, 2004, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$157,805,066
Gross unrealized appreciation	$10,942,897
Gross unrealized depreciation	(109,309)
Net unrealized appreciation	$10,833,588

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	October 21, 2004